Troutman Pepper Locke LLP 3000 Two Logan Square, Eighteenth and Arch Streets Philadelphia, PA 19103-2799 troutman.com

John P. Falco

john.falco@troutman.com

February 7, 2025

Via EDGAR

Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	ArrowMark Financial Corp.
1940 Act File No. 811-22853

Ladies and Gentlemen:

On behalf of ArrowMark Financial Corp. (the “Company”), transmitted herewith for filing is a pre-effective amendment to the “shelf” registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”). Such Registration Statement also constitutes Amendment No. 21 to the Company’s registration statement under the Investment Company Act of 1940, as amended. The Company is a non-diversified closed-end investment company whose shares are listed on the Nasdaq Global Select Market (ticker symbol: BANX). The Company meets the requirements of General Instruction A.2 under Form N-2. The Amendment is being filed in response to oral comments received from the staff of the Commission to the prospectus and statement of additional information and to make other non-material changes.

The Registration Statement relates to the registration, under the 1933 Act, of the proposed offerings from time to time of up to an aggregate of $150,000,000 of common stock, preferred stock, subscription rights or debt securities.

Pursuant to Rule 457(p) under the 1933 Act, the registration fee of $22,140 due with respect to the filing is being partially offset against the filing fees associated with the unsold securities registered under the Company’s prior registration statements on Form N-2, as further explained in Exhibit to the Registration Statement. The remaining balance of $7,015.27 was paid upon the initial filing of the Registration Statement on July 24, 2024 (SEC Accession No. 0001104659-24-082339).

The Company wishes to inform the Commission that it may request acceleration of the effectiveness date of the Registration Statement in writing or orally.

Please direct your comments and questions to the undersigned at 215.981.4659 or, in his absence, James L. Severs at 919.835.4142.

Troutman Pepper Locke LLP February 7, 2025 Page 2

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Sanjai Bhonsle, Chairman & CEO, ArrowMark Financial Corp. Rick Grove, Chief Compliance Officer Patrick J. Farrell, Chief Financial Officer James L. Severs, Esq.